STOCK-BASED COMPENSATION - Vallon - 10-K - Activity of Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding, Beginning balance (in shares)	16,081
Granted (in shares)	31,608
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Outstanding, Ending balance (in shares)	45,423	16,081
Exercisable, Ending Balance (in shares)	45,423
Weighted average exercise price
Outstanding, Beginning balance (in usd per share)	$ 169.84
Granted (in usd per share)	16.66
Exercised (in usd per share)	$ 0
Outstanding, Ending balance (in usd per share)		$ 169.84
Weighted average remaining contractual term (years)
Outstanding (years)	7 years 11 months 1 day	4 years 8 months 15 days
Exercisable (years)	7 years 11 months 1 day
Vallon Pharmaceuticals, Inc.
Number of options
Outstanding, Beginning balance (in shares)	23,142	23,616
Granted (in shares)		6,817
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Forfeited (in shares)		(7,291)
Outstanding, Ending balance (in shares)		23,142	23,616
Exercisable, Ending Balance (in shares)		11,283
Vested and expected to vest (in shares)		20,172
Weighted average exercise price
Outstanding, Beginning balance (in usd per share)	$ 118.20	$ 108.00
Granted (in usd per share)		156.60
Exercised (in usd per share)		0
Forfeited/Cancelled (in usd per share)		121.80
Outstanding, Ending balance (in usd per share)		118.20	$ 108.00
Exercisable, Ending balance (in usd per share)		101.40
Vested and expected to vest (in usd per share)		$ 117.30
Weighted average remaining contractual term (years)
Outstanding (years)		8 years 18 days	8 years 7 months 20 days
Exercisable (years)		7 years 7 months 6 days
Vested and expected to vest (years)		8 years 1 month 13 days